LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Tables)	3 Months Ended
Mar. 31, 2024
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Loss per Share
The calculations of basic and diluted loss per share are based on:

	Three months ended March 31,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Losses
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(59,793)	(112,101)

	Number of shares Three months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Shares
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation	364,010,429	330,497,072